Transactions in Foreign Currency (Tables)	12 Months Ended
Dec. 31, 2024
Transactions in foreign currency [Abstract]
Schedule of Assets and Liabilities

As of December 31, 2024 and 2023, the Group had the following assets and liabilities in United States dollars:

	2024	2023
	US$(000)	US$(000)

Assets
Cash and cash equivalents	6,690	5,887
Trade and other receivables, net	4,800	3,259
	11,490	9,146

Liabilities
Trade and other payables	(14,636)	(19,082)
	(14,636)	(19,082)

Net monetary position	(3,146)	(9,936)